5 Risk management (Details Narrative) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)
RiskManagementLineItems [Line Items]
Total exposure	R$ 3,563,170		R$ 6,382,009
Effects on profit for the year before taxes	R$ 141,854		R$ 92,242
Leverage ratio	37.00%	37.00%	34.00%
Financial instrument assets receivables from related parties	R$ 806,645		R$ 850,896
Reimbursement of additional retirement and pension plan	R$ 732,391		747,579
Percentage of decrease in currency due to debt	44.20%	44.20%
Liabilities related to exchange rate variation of borrowings and financing contracts	R$ 2,247,544		288,678
Income before taxes	R$ 356,317		R$ 638,201
Description of currency exposure	Considering the other variables as remaining constant, the impacts for the next 12 months are shown in scenarios II and III with possible depreciations of 25% and 50%, respectively, in the Brazilian real.	Considering the other variables as remaining constant, the impacts for the next 12 months are shown in scenarios II and III with possible depreciations of 25% and 50%, respectively, in the Brazilian real.
BID 2202 contract [member]
RiskManagementLineItems [Line Items]
Exchange of foreign currency	R$ 2,810,907
USD
RiskManagementLineItems [Line Items]
Depreciation	28.90%	28.90%
USD | BID 2202 contract [member]
RiskManagementLineItems [Line Items]
Exchange of foreign currency | $		$ 494,617
Yen
RiskManagementLineItems [Line Items]
Depreciation	35.70%	35.70%
Eurobonds [member]
RiskManagementLineItems [Line Items]
Final amortization of Eurobonds	R$ 1,910,124
Eurobonds [member] | USD
RiskManagementLineItems [Line Items]
Final amortization of Eurobonds | $		$ 357,763
Banco BV [member]
RiskManagementLineItems [Line Items]
Current accounts and investment funds	R$ 253,066